Property And Equipment, Net - Summary of Property and Equipment (Detail) - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Property, Plant and Equipment [Line Items]
Property, plant and equipment		$ 2,984	$ 2,375
Less accumulated depreciation		(1,148)	(712)
Total property and equipment, net	$ 1,737	1,836	1,663
Machinery and equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment		2,217	1,430
Furniture and fixtures [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment		90	60
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment		$ 677	496
Construction in process [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment			$ 389